Redeemable convertible preferred stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Redeemable convertible preferred stock

13. Redeemable convertible preferred stock

As of September 30, 2020 the Amended Certificate of Incorporation and as of December 31, 2019, the Certificate of Incorporation, authorized the Company to issue 74,804,100 shares of $0.0001 par value redeemable convertible preferred stock, of which 33,200,000 shares have been designated as Series A (the Series A Preferred Stock), 21,400,000 shares have been designated as Series B (the Series B Preferred Stock), and 20,204,100 shares have been designated as Series C (the Series C Preferred Stock) (collectively, the Redeemable Convertible Preferred Stock).

The Company assessed each series of Redeemable Convertible Preferred Stock for any embedded derivatives. The Company determined that each series of Redeemable Convertible Preferred Stock represented an equity host under FASB ASC Topic 815, Derivatives and Hedging (ASC 815). The Company’s analysis was based on a consideration of all stated and implied substantive terms and features of each hybrid financial instrument and weighing those terms and features on the basis of the relevant facts and circumstances. None of the embedded features in the Redeemable Convertible Preferred Stock require bifurcation because either they are considered to be clearly and closely related to the preferred equity host, or they do not meet the net settlement characteristic of a derivative.

The Company accounts for potentially beneficial conversion features under FASB ASC Topic 470-20, Debt with Conversion and Other Options (ASC 470-20). At the time of the issuance of the Redeemable Convertible Preferred Stock, the Company’s common stock into which each series of the Company’s Redeemable Convertible Preferred Stock is convertible had an estimated fair value less than the effective conversion price of the Redeemable Convertible Preferred Stock. Therefore, there was no intrinsic value on the respective commitment dates. As such, the Company concluded there are no beneficial conversion features associated with the Redeemable Convertible Preferred Stock.

In accordance with the guidance in FASB ASC Topic 480, Distinguishing Liabilities from Equity (ASC 480), the Company’s Redeemable Convertible Preferred Stock is classified outside of stockholders’ deficit because the shares contain redemption features that are not solely within the control of the Company. Pursuant to the guidance in ASC 480, the Company has recorded the shares upon issuance at their fair value or original issuance price less issuance costs, as stipulated by their terms, and has elected to recognize changes in redemption value immediately as they occur through adjustments to the carrying amounts of the instruments at the end of each reporting period. The Company will record accretion to the carrying value of the Redeemable Convertible Preferred Stock to equal redemption value at the end of each reporting period unless the carrying value exceeds the redemption value at such date.

The Company’s Redeemable Convertible Preferred Stock consisted of the following (in thousands, except share amounts):

		AS OF SEPTEMBER 30, 2020
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$46,162	$46,162	$46,162	4,247,153
Series B	21,400,000	20,583,328	84,769	84,769	84,769	2,633,138
Series C	20,204,100	20,204,079	94,102	94,102	94,102	2,584,633

	74,804,100	73,987,407	$225,033	$225,033	$225,033	9,464,924

		AS OF DECEMBER 31, 2019
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$44,169	$44,169	$44,169	4,247,153
Series B	21,400,000	20,520,828	81,108	80,874	80,874	2,625,142
Series C	20,204,100	20,204,079	89,507	89,507	89,507	2,584,633

	74,804,100	73,924,907	$214,784	$214,550	$214,550	9,456,928

Rights, preferences and privileges

The rights, preferences and privileges of the Redeemable Convertible Preferred Stock are as follows:

Voting

On any matter presented to the stockholders for their action or consideration, each holder of outstanding shares of Redeemable Convertible Preferred Stock is entitled to cast the number of votes equal to the number of shares of the Company’s common stock into which the shares of Redeemable Convertible Preferred Stock are convertible as of the record date for determining stockholders entitled to vote on such matter. Except as otherwise provided, holders of the Company’s Redeemable Convertible Preferred Stock will vote together with the holders of the Company’s common stock as a single class. The holders of the Company’s Redeemable Convertible Preferred Stock, exclusively and as a single class on an as-converted basis, are entitled to elect two members of the Company’s board of directors.

A vote constituting 60% of the outstanding shares of Redeemable Convertible Preferred Stock, voting as a single class on an as-converted basis, is required to liquidate or dissolve the Company, effect a merger, amend the Amended Certificate of Incorporation or By-Laws, create shares that would rank senior to or authorize additional shares of Redeemable Convertible Preferred Stock, reclassify or alter any of the existing securities of the Company, authorize or issue any debt security of $1.0 million or more, change the amount of capital stock held in any direct or indirect subsidiary, declare a dividend or make a distribution (except for a dividend or distribution on Redeemable Convertible Preferred Stock), or change the authorized number of directors constituting the Company’s board of directors.

Dividends

The holders of Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock are entitled to receive dividends at a rate per annum of $0.08, $0.24, and $0.303 per share, respectively, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Redeemable Convertible Preferred Stock (the Accruing Dividends). Dividends accrue from day to day, whether or not declared, and are cumulative, although the Accruing Dividends are payable only when, as, and if declared by the board of directors. Additionally, Accruing Dividends are payable upon liquidation, dissolution, or winding up of the Company, or a Deemed Liquidation Event (as defined in the Amended Certificate of Incorporation) and upon redemption, whether or not declared. As of September 30, 2020, no dividends have been declared or paid by the Company since its inception. The Company’s cumulative dividends on its Redeemable Convertible Preferred Stock were as follows (in thousands):

	AS OF SEPTEMBER 30,	AS OF DECEMBER 31,
	2020	2019
Series A	$12,962	$10,969
Series B	23,019	19,312
Series C	17,577	12,982

	$53,558	$43,263

No dividends may be declared, paid or set aside to any other class or series of capital stock unless, in addition to obtaining any consents otherwise required by the Amended Certificate of Incorporation, the holders of the Redeemable Convertible Preferred Stock first receive a dividend on each outstanding share in an amount at least equal to the sum of: (i) all accrued and unpaid dividends and (ii) in the case of a dividend being distributed to common stock or any class or series that is convertible into common stock, the equivalent dividend on an as-converted basis or (iii) in the case of a dividend being distributed on a series or class not convertible into common stock, an additional dividend equal to a dividend rate on each series of Redeemable Convertible Preferred Stock calculated based on the respective original issue price of $1.00 per share for the Series A Preferred Stock, $3.00 per share for the Series B Preferred Stock and $3.7876 per share for the Series C Preferred Stock (collectively, the Original Issue Price).

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or upon the occurrence of a Deemed Liquidation Event, as defined in the Amended Certificate of Incorporation, the holders of shares of Redeemable Convertible Preferred Stock then outstanding are entitled, on a pari passu basis, to be paid out of the assets of the Company available for distribution to stockholders before any payment is made to the holders of common stock, an amount per share equal to the greater of: (i) the applicable Original Issue Price for such series, plus any dividends accrued but unpaid thereon whether or not declared, together with any other dividends declared but unpaid thereon, or (ii) the amount per share as would have been payable in respect of each share of the Redeemable Convertible Preferred Stock, had each such share been converted into common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. In the event the assets of the Company available for distribution to stockholders are insufficient to pay the holders of shares of Redeemable Convertible Preferred Stock the full amount to which they are entitled, the holders of shares of Redeemable Convertible Preferred Stock will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable if it were paid in full.

Conversion

Each share of Redeemable Convertible Preferred Stock is convertible at the option of the holder, at any time, and without the payment of additional consideration by the holder, into the number of fully paid and non-assessable shares of common stock as is determined by dividing the applicable Original Issue Price for such shares, by the applicable conversion price. The applicable conversion prices are subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s Amended Certificate of Incorporation, including adjustments for issuances of common stock at a per share price less than the applicable conversion price of the Redeemable Convertible Preferred Stock, which included the IPO. As of September 30, 2020, the conversion prices were equal to $7.82 per share for the Series A Preferred Stock, $23.45 per share for the Series B Preferred Stock, and $29.61 per share for the Series C Preferred Stock, as adjusted for the Company’s reverse stock split. Accordingly, as of September 30, 2020, each share of Redeemable Convertible Preferred Stock was convertible into approximately 0.1279 shares of common stock.

Each share of Redeemable Convertible Preferred Stock will be automatically converted into shares of the Company’s common stock at the applicable conversion ratio then in effect upon either: (i) the closing of the sale of shares of the Company’s common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement, resulting in at least $75.0 million of gross proceeds, or (ii) the vote or written consent of at least 60% of the holders of the Redeemable Convertible Preferred Stock, voting as a single class.

Redemption

The shares of Redeemable Convertible Preferred Stock will be redeemed by the Company at a price equal to the applicable Original Issue Price per share, plus any Accruing Dividends accrued but unpaid thereon (whether or not declared), together with any other dividends declared but unpaid thereon, in three annual installments commencing not more than 60 days after the written election of at least 60% of the holders of the Redeemable Convertible Preferred Stock, voting as a single class, on or after November 17, 2022.

13. Redeemable convertible preferred stock

As of December 31, 2018 and 2019, the Certificate of Incorporation, authorized the Company to issue 74,804,100 shares of $0.0001 par value redeemable convertible preferred stock, of which 33,200,000 shares have been designated as Series A (the Series A Preferred Stock), 21,400,000 shares have been designated as Series B (the Series B Preferred Stock), and 20,204,100 shares have been designated as Series C (the Series C Preferred Stock) (collectively, the Redeemable Convertible Preferred Stock).

The Company assessed each series of Redeemable Convertible Preferred Stock for any embedded derivatives. The Company determined that each series of Redeemable Convertible Preferred Stock represented an equity host under FASB ASC Topic 815, Derivatives and Hedging (ASC 815). The Company’s analysis was based on a consideration of all stated and implied substantive terms and features of each hybrid financial instrument and weighing those terms and features on the basis of the relevant facts and circumstances. None of the embedded features in the Redeemable Convertible Preferred Stock require bifurcation because either they are considered to be clearly and closely related to the preferred equity host, or they do not meet the net settlement characteristic of a derivative.

The Company accounts for potentially beneficial conversion features under FASB ASC Topic 470-20, Debt with Conversion and Other Options (ASC 470-20). At the time of the issuance of the Redeemable Convertible Preferred Stock, the Company’s common stock into which each series of the Company’s Redeemable Convertible Preferred Stock is convertible had an estimated fair value less than the effective conversion price of the Redeemable Convertible Preferred Stock. Therefore, there was no intrinsic value on the respective commitment dates. As such, the Company concluded there are no beneficial conversion features associated with the Redeemable Convertible Preferred Stock.

In accordance with the guidance in FASB ASC Topic 480, Distinguishing Liabilities from Equity (ASC 480), the Company’s Redeemable Convertible Preferred Stock is classified outside of stockholders’ deficit because the shares contain redemption features that are not solely within the control of the Company. Pursuant to the guidance in ASC 480, the Company has recorded the shares upon issuance at their fair value or original issuance price less issuance costs, as stipulated by their terms, and has elected to recognize changes in redemption value immediately as they occur through adjustments to the carrying amounts of the instruments at the end of each reporting period. The Company will record accretion to the carrying value of the Redeemable Convertible Preferred Stock to equal redemption value at the end of each reporting period unless the carrying value exceeds the redemption value at such date. In the case of the Series A Preferred Stock, as of December 31, 2018, the carrying value exceeded the redemption value; therefore, no accretion of dividends was recorded.

The Company’s Redeemable Convertible Preferred Stock consisted of the following (in thousands, except share amounts):

		AS OF DECEMBER 31, 2018
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$41,738	$41,513	$41,513	4,247,153
Series B	21,400,000	20,479,162	75,900	75,827	75,827	2,619,812
Series C	20,204,100	20,204,079	83,385	83,385	83,385	2,584,633

	74,804,100	73,883,241	$201,023	$200,725	$200,725	9,451,598

		AS OF DECEMBER 31, 2019
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$44,169	$44,169	$44,169	4,247,153
Series B	21,400,000	20,520,828	81,108	80,874	80,874	2,625,142
Series C	20,204,100	20,204,079	89,507	89,507	89,507	2,584,633

	74,804,100	73,924,907	$214,784	$214,550	$214,550	9,456,928

Rights, preferences and privileges

The rights, preferences and privileges of the Redeemable Convertible Preferred Stock are as follows:

Voting

On any matter presented to the stockholders for their action or consideration, each holder of outstanding shares of Redeemable Convertible Preferred Stock is entitled to cast the number of votes equal to the number of shares of the Company’s common stock into which the shares of Redeemable Convertible Preferred Stock are convertible as of the record date for determining stockholders entitled to vote on such matter. Except as otherwise provided, holders of the Company’s Redeemable Convertible Preferred Stock will vote together with the holders of the Company’s common stock as a single class. The holders of the Company’s Redeemable Convertible Preferred Stock, exclusively and as a single class on an as-converted basis, are entitled to elect two members of the Company’s board of directors.

A vote constituting 60% of the outstanding shares of Redeemable Convertible Preferred Stock, voting as a single class on an as-converted basis, is required to liquidate or dissolve the Company, effect a merger, amend the Amended Certificate of Incorporation or By-Laws, create shares that would rank senior to or authorize additional shares of Redeemable Convertible Preferred Stock, reclassify or alter any of the existing securities of the Company, authorize or issue any debt security of $1.0 million or more, change the amount of capital stock held in any direct or indirect subsidiary, declare a dividend or make a distribution (except for a dividend or distribution on Redeemable Convertible Preferred Stock), or change the authorized number of directors constituting the Company’s board of directors.

Dividends

The holders of Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock are entitled to receive dividends at a rate per annum of $0.08, $0.24, and $0.303 per share, respectively, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Redeemable Convertible Preferred Stock (the Accruing Dividends). Dividends accrue from day to day, whether or not declared, and are cumulative, although the Accruing Dividends are payable only when, as, and if declared by the board of directors. Additionally, Accruing Dividends are payable upon liquidation, dissolution, or winding up of the Company, or a Deemed Liquidation Event (as defined in the Amended Certificate of Incorporation) and upon redemption, whether or not declared. As of December 31, 2019, no dividends have been declared or paid by the Company since its inception. The Company’s cumulative dividends on its Redeemable Convertible Preferred Stock were as follows (in thousands):

	AS OF DECEMBER 31,
	2018	2019
Series A	$8,313	$10,969
Series B	14,389	19,312
Series C	6,860	12,982

	$29,562	$43,263

No dividends may be declared, paid or set aside to any other class or series of capital stock unless, in addition to obtaining any consents otherwise required by the Amended Certificate of Incorporation, the holders of the Redeemable Convertible Preferred Stock first receive a dividend on each outstanding share in an amount at least equal to the sum of: (i) all accrued and unpaid dividends and (ii) in the case of a dividend being distributed to common stock or any class or series that is convertible into common stock, the equivalent dividend on an as-converted basis or (iii) in the case of a dividend being distributed on a series or class not convertible into common stock, an additional dividend equal to a dividend rate on each series of Redeemable Convertible Preferred Stock calculated based on the respective original issue price of $1.00 per share for the Series A Preferred Stock, $3.00 per share for the Series B Preferred Stock and $3.7876 per share for the Series C Preferred Stock (collectively, the Original Issue Price).

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or upon the occurrence of a Deemed Liquidation Event, as defined in the Amended Certificate of Incorporation, the holders of shares of Redeemable Convertible Preferred Stock then outstanding are entitled, on a pari passu basis, to be paid out of the assets of the Company available for distribution to stockholders before any payment is made to the holders of common stock, an amount per share equal to the greater of: (i) the applicable Original Issue Price for such series, plus any dividends accrued but unpaid thereon whether or not declared, together with any other dividends declared but unpaid thereon, or (ii) the amount per share as would have been payable in respect of each share of the Redeemable Convertible Preferred Stock, had each such share been converted into common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. In the event the assets of the Company available for distribution to stockholders are insufficient to pay the holders of shares of Redeemable Convertible Preferred Stock the full amount to which they are entitled, the holders of shares of Redeemable Convertible Preferred Stock will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable if it were paid in full.

Conversion

Each share of Redeemable Convertible Preferred Stock is convertible at the option of the holder, at any time, and without the payment of additional consideration by the holder, into the number of fully paid and non-assessable shares of common stock as is determined by dividing the applicable Original Issue Price for such shares, by the applicable conversion price. The applicable conversion prices are initially equal to $1.00 per share for Series A Preferred Stock, $3.00 per share for Series B Preferred Stock, and $3.7876 per share for Series C Preferred Stock, each subject to appropriate adjustment related to certain dilutive events in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s Amended Certificate of Incorporation, including adjustments for issuances of common stock at a per share price less than the applicable conversion price of the Redeemable Convertible Preferred Stock.

Each share of Redeemable Convertible Preferred Stock will be automatically converted into shares of the Company’s common stock at the applicable conversion ratio then in effect upon either: (i) the closing of the sale of shares of the Company’s common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement, resulting in at least $75.0 million of gross proceeds, or (ii) the vote or written consent of at least 60% of the holders of the Redeemable Convertible Preferred Stock, voting as a single class.

Redemption

The shares of Redeemable Convertible Preferred Stock will be redeemed by the Company at a price equal to the applicable Original Issue Price per share, plus any Accruing Dividends accrued but unpaid thereon (whether or not declared), together with any other dividends declared but unpaid thereon, in three annual installments commencing not more than 60 days after the written election of at least 60% of the holders of the Redeemable Convertible Preferred Stock, voting as a single class, on or after November 17, 2022.